Capital leases	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Capital leases
10. Capital leases

On March 28, 2013, two of ASC’s subsidiaries entered into an agreement, which took effect on April 2, 2013, for the sale and leaseback (under a capital lease arrangement) of the Ardmore Calypso and Ardmore Capella. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $17.9 million was repaid in full on April 2, 2013. The capital leases were scheduled to expire in 2018 and include a mandatory purchase obligation to repurchase the vessels, as well as a purchase option which Ardmore could elect to exercise at an earlier date. ASC’s subsidiary, ASLLC, has provided a guarantee in respect of this financing arrangement.

In October 2015, Ardmore exercised its option to purchase the Ardmore Calypso and Ardmore Capella, and agreed terms for the onward sale of these vessels. The en bloc sale price for the two vessels is $38.5 million, and the vessels are expected to be delivered to the buyers in the second quarter of 2016. No impairment charge has been recognized in respect of these vessels.

Ardmore has reclassified these two vessels as vessels held for sale, effective November 2015 and no longer depreciate these vessels.

	As at
	Dec 31, 2015	Dec 31, 2014
Current portion of capital lease obligations	27,097,348	1,702,981
Current portion of deferred finance fees	(325,437)	(81,905)
Non-current portion of capital lease obligations	—	27,097,348
Non-current portion of deferred finance fees	—	(280,703)
Total capital lease obligations	26,771,911	28,437,721
The future minimum lease payments required under the capital leases at December 31, 2015, are as follows:

As at Dec 31, 2015
2016	27,617,130
Total minimum lease payments	27,617,130
Less amount representing interest	(519,782)
Less amounts representing deferred finance fees	(325,437)
Net minimum lease payments	26,771,911
Assets recorded under capital leases are included in vessels held for sale and consist of the following at December 31, 2015:

	As at
	Dec 31, 2015	Dec 31, 2014
Vessels held for sale	37,083,985	—
Vessels & Equipment	—	41,882,229
Accumulated Depreciation	—	(5,639,034)
	37,083,985	36,243,195